NOTES PAYABLE (Detail Textuals) - Loan and Security Agreement (the "Loan Agreement") - Silicon Valley Bank ("SVB") - USD ($)		1 Months Ended	12 Months Ended
	Oct. 03, 2012	Jun. 24, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Termination fees		$ 52,500
Revolving Facility
Line of Credit Facility [Line Items]
Revolving credit facility for borrowers principal amount	$ 2,000,000
Revolving credit facility Increase borrowers capacity	$ 4,000,000
Eligible accounts receivable under revolving credit agreement	80.00%
Percentage aggregate unrestricted cash balance	20.00%
Interest rate description			The Amended and Restated Loan Agreement also amended the interest that will accrue on the unpaid principal balance of the Advances from a floating per annum rate equal to 1.00% above the prime rate to a per annum rate equal to 1.50% above the prime rate.
Increase in rate of interest during an event of default			1.50%
Description of adjust EBITDA Maintain			In connection with the Amended and Restated Loan Agreement, and in addition to certain other covenants, the Borrowers must maintain at all times adjusted EBITDA, measured cumulatively from and after April 1, 2014, of at least $250,000 as of and for the periods ending December 31, 2014, $1,500,000 as of and for the period ending March 31, 2015 and $2,000,000 as of and for the period ending June 30, 2015. The Borrowers must also maintain an adjusted EBITDA for each calendar quarter of $1,000,000 for the calendar quarter ending September 30, 2015 and for each calendar quarter thereafter.
Adjusted quick ratio	1.25:1		0.96:1.00
Line of credit facility, covenant description	If the Borrowers' adjusted quick ratio is less than 1.25:1 then the maximum amount available to borrow is based on 80% of the sum of specific, individual client accounts receivable invoices. If the Borrowers' adjusted quick ratio equals or exceeds 1.25:1 then the maximum amount that maybe borrowed equals 80% of the Borrowers' accounts receivable balance in aggregate subject to the eligibility criteria and reductions set forth in the Amended and Restated Loan Agreement.		Subject to certain exceptions, the Amended and Restated Loan Agreement contains covenants prohibiting the Borrowers from, among other things: (a) conveying, selling, leasing, transferring or otherwise disposing of their properties or assets; (b) liquidating or dissolving; (c) engaging in any business other than the business currently engaged in or reasonably related thereto; (d) entering into any merger or consolidation, or acquiring all or substantially all of the capital stock or property of another entity; (e) becoming liable for any indebtedness; (f) allowing any lien or encumbrance on any of their property; (g) paying any dividends; and (h) making payments on subordinated debt.
Borrowers paid SVB facility fee			$ 20,000
Revolving facility included in notes payable			525,000
Borrowing base under credit facility			1,524,402
Term of debt instrument	1 year
Adjusted EBITDA			$ (3,139,735)